SUPPLEMENT TO
SPARTAN(registered trademark) NEW JERSEY MUNICIPAL INCOME FUND'S JANUARY 22, 1997 PROSPECTUS
   The following changes are effective April 1, 1997:
The following fees for individual transactions have been eliminated: the $5.00 exchange fee, the $5.00 wire fee, the $5.00 account closeout fee. References to these fees throughout the prospectus are no longer in effect.
The following information replaces similar information found in "Expenses" on page 5 :
EXPENSES
       SHAREHOLDER TRANSACTION EXPENSES    are charges you may pay when you
buy, sell or exchange shares of a fund. In addition, you may be charged an annual account maintenance fee if your balance falls below $2,500. See "Transaction Details," beginning on page 25 for an explanation of how and when these charges apply.
Maximum sales charge on purchases
                            None
   and reinvested distributions

Deferred sales charge on redemptions                             None

Redemption fee (as a % of amount redeemed on shares held less    0.50
than 180 days)                                                   %

Exchange and wire transaction fees                               None

Account closeout fee                                             None

Annual account maintenance fee                                   $12.0
(for accounts under $2,500)                                      0

       EXAMPLES:    Let's say, hypothetically, that each fund's annual
return is 5% and that its operating expenses are exactly as just described. For every $1,000 you invested, here's how much you would pay in total expenses after the number of years indicated.
After 1 year         $ 6

   After 3 years        $ 18

   After 5 years        $ 31

   After 10 years       $ 69

   These examples illustrate the effect of expenses, but are not meant to suggest actual or expected costs or returns, all of which may vary.
The following information replaces similar information found in "The Fund in Detail" on page 9:
Norm Lind is manager of Spartan New Jersey Municipal Income, which he has managed since April 1997. He also manages several other Fidelity funds. Since joining Fidelity in 1986, Mr. Lind has worked as an analyst and manager.
The following information replaces the similar information found in "Transaction Details" beginning on page 27.
FIDELITY RESERVES THE RIGHT TO DEDUCT AN ANNUAL MAINTENANCE FEE of $12.00 from accounts with a value of less than $2,500, subject to an annual maximum charge of $24.00 per shareholder. It is expected that accounts will be valued on the second Friday in November of each year. Accounts opened after September 30 will not be subject to the fee for that year. The fee, which is payable to the transfer agent, is designed to offset in part the relatively higher costs of servicing smaller accounts. This fee will not be deducted from Fidelity brokerage accounts, retirement accounts (except non-prototype retirement accounts), accounts using regular investment plans, or if total assets in Fidelity exceed $30,000. Eligibility for the $30,000 waiver is determined by aggregating Fidelity accounts maintained by FSC or FBSI which are registered under the same Social Security number or which list the same Social Security number for the custodian of a Uniform Gifts/Transfers to Minors Act account.

SUPPLEMENT TO THE SPARTAN(registered trademark) FLORIDA MUNICIPAL FUNDS JANUARY 22, 1997 PROSPECTUS
The following changes are effective April 1, 1997:
With respect to Spartan Florida Municipal Income Fund, the following fees for individual transactions have been eliminated: the $5.00 exchange fee, the $5.00 wire fee, and the $5.00 account closeout fee. References to these fees throughout the prospectus are no longer in effect with respect to Spartan Florida Municipal Income Fund.
The following information replaces similar information found in "Expenses" on page 5:
EXPENSES
SHAREHOLDER TRANSACTION EXPENSES are charges you pay when you buy, sell, or exchange shares of a fund. In addition, you may be charged an annual account maintenance fee if your balance falls below $2,500. See "Transaction Details," page 28 for an explanation of how and when these charges apply.
Maximum sales charge on purchases                                None
and reinvested distributions

Deferred sales charge on redemptions                             None

Redemption fee (as a % of amount redeemed on shares held less    None
than 180 days)                                                   .50%
 for Spartan Florida Money
 for Spartan Florida Income

Exchange and wire transaction fees                               $5.00
(for Spartan Florida Money only)

Checkwriting fee, per check written                              $2.00

(available for Spartan Florida Money )

Account closeout fee (for Spartan Florida Money only)            $5.00

Annual account maintenance fee                                   $12.0
(for accounts under $2,500)                                      0

THESE FEES ARE WAIVED (except for the redemption fee) if your account balance at the time of the transaction is $50,000 or more.
EXAMPLES: Let's say, hypothetically, that each fund's annual return is 5% and that its operating expenses are exactly as just described. For every $1,000 you invested, here's how much you would pay in total expenses after the number of years indicated. Figures for Spartan Florida Money assume that you have your account open, and then assume that you close your account at the end of the period:
SPARTAN FLORIDA INCOME
After 1 year     $ 6

After 3 years    $ 18

After 5 years    $ 31

After 10 years   $ 69

These examples illustrate the effect of expenses, but are not meant to suggest actual or expected costs or returns, all of which may vary.

SUPPLEMENT TO THE SPARTAN CONNECTICUT MUNICIPAL FUNDS
JANUARY 22, 1997
PROSPECTUS
   The following changes are effective April 1, 1997:
With respect to Spartan Connecticut Municipal Income Fund, the following fees for individual transactions have been eliminated: the $5.00 exchange fee, the $5.00 wire fee, and the $5.00 account closeout fee. References to these fees throughout the prospectus are no longer in effect with respect to Spartan Connecticut Municipal Income Fund.
The following information replaces similar information found in "Expenses" on pages 4 and 5:
EXPENSES
       SHAREHOLDER TRANSACTION EXPENSES    are charges you may pay when you
buy, sell or exchange shares of a fund. In addition, you may be charged an annual account maintenance fee if your balance falls below $2,500. See "Transaction Details," page 27, for an explanation of how and when these charges apply.
Maximum sales charge on purchases
                                   None
   and reinvested distributions

   Deferred sales charge on redemptions                                 None

   Redemption fee (as a % of amount redeemed on shares held less than 180 days)

    for Spartan CT Muni Money                                           None

    for Spartan CT Muni Income                                          .50%

   Exchange and wire transaction fees
                                  $5.00
   (for Spartan CT Muni Money only)

   Checkwriting fee, per check written
                                 $2.00
   (available for Spartan CT Muni Money)

   Account closeout fee
                                                $5.00
   (for Spartan CT Muni Money only)

   Annual account maintenance fee
                                     $12.0
   (for accounts under $2,500)                                          0

   THESE FEES ARE WAIVED (except for the redemption fee) if your account balance at the time of the transaction is $50,000 or more.
     EXAMPLES:    Let's say, hypothetically, that each fund's annual return
is 5% and that its operating expenses are exactly as just described. For every $1,000 you invested, here's how much you would pay in total expenses after the number of years indicated. Figures for Spartan Connecticut Municipal Money assume that you leave your account open, and then assume that you close your account at the end of the period:
SPARTAN CT MUNI INCOME
   After 1 year         $ 6

   After 3 years        $ 18

   After 5 years        $ 31

   After 10 years       $ 69

   These examples illustrate the effect of expenses, but are not meant to suggest actual or expected costs or returns, all of which may vary.
The following information replaces similar information found in the "Investment Principles and Risks" section on page 13:
Spartan Connecticut Municipal Income normally invests so that at least 80% of its income is derived from municipal securities whose interest is free from both federal and Connecticut personal income taxes. Spartan Connecticut Municipal Money Market normally invests at least 65% of its total assets in state tax-free securities, and normally invests so that at least 80% of its income is derived from municipal securities whose interest is free from federal income tax. In addition, each fund may invest all of its assets in municipal securities issued to finance private activities. The interest from these securities is a tax-preference item for purposes of the federal alternative minimum tax.

SUPPLEMENT TO THE FIDELITY MUNICIPAL INCOME FUND
FEBRUARY 28, 1997
PROSPECTUS
The following changes are effective April 1, 1997:
The minimum investments have been changed to the following:
TO OPEN AN ACCOUNT  $10,000
Through regular investment plans $500
TO ADD TO AN ACCOUNT  $1,000
MINIMUM BALANCE $5,000
The minimum check amount has been increased to $1,000.
References to the minimums throughout the prospectus are changed to the above minimums.
The following information replaces similar information found in "Expenses" on page 5:
EXPENSES
SHAREHOLDER TRANSACTION EXPENSES are charges you may pay when you buy or sell shares of a fund. In addition, you may be charged an annual account maintenance fee if your balance falls below $2,500. See "Transaction Details," page 25, for an explanation of how and when these charges apply.
Maximum sales charge on purchases       None
and reinvested distributions

Deferred sales charge on redemptions    None

Exchange Fee                            None

Annual account maintenance fee          $12.0
(for accounts under $2,500)             0

ANNUAL FUND OPERATING EXPENSES are paid out of the fund's assets. The fund pays a management fee to FMR. It also incurs other expenses for services such as maintaining shareholder records and furnishing shareholder statements and financial reports. The fund's expenses are factored into its share price or dividends and are not charged directly to shareholder accounts (see page 15).
The following figures are based on historical expenses, adjusted to reflect current fees, and are calculated as a percentage of average net assets. SPARTAN FLORIDA INCOME
Management fee (after reimbursement)   .39%

12b-1 fee                              None

Other expenses                         .16%

Total fund operating expenses          .55%
(after reimbursement)

EXAMPLES: Let's say, hypothetically, that the fund's annual return is 5% and that its operating expenses are exactly as just described. For every $1,000 you invested, here's how much you would pay in total expenses after the number of years indicated:
After 1 year     $ 6

After 3 years    $ 18

After 5 years    $ 31

After 10 years   $ 69

These examples illustrate the effect of expenses, but are not meant to suggest actual or expected costs or returns, all of which may vary. Effective April 1, 1997, FMR voluntarily agreed to implement an expense cap. FMR will reimburse the fund to the extent that total operating expenses exceeds .55%. If this agreement was not in effect, the management fee and total operating expenses would be .40% and .56%, respectively.